Shareholder's Equity - Schedule of Stock-based Compensation Expense (Details) (10-K) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 28, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2017
Share-based compensation expense	$ 59,507	$ 922,997	$ 842,010	$ 146,429	$ 1,842,034	$ 922,010	$ 2,550,321	$ 4,384,844
Research and Development [Member]
Share-based compensation expense		183,766	26,766	49,875	333,688	96,193	572,918	618,482
General and Administrative [Member]
Share-based compensation expense		$ 739,231	$ 815,244	$ 96,554	$ 1,508,346	$ 825,817	$ 1,977,403	$ 3,766,362